OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Changes in right-of-use assets and lease liabilities
Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
Balance at December 31, 2019	23,973	2,803	25,417	2,660	54,853
Additions	—	—	10	133	143
Amortization	(1,918)	(1,042)	(4,504)	(570)	(8,034)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance at December 31, 2020	14,001	1,154	5,361	2,223	22,739
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Additions	—	—	—	—	—
Repayments	(2,511)	(2,477)	(8,947)	(437)	(14,372)
Foreign exchange translation	—	—	—	22	22
December 31, 2020	18,559	4,747	16,470	2,261	42,037
Current portion	2,667	4,357	9,293	466	16,783
Non-current portion	15,892	390	7,177	1,795	25,254
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2018	1,165
Impact of modification of operating leases	193,717
Depreciation	(895)
Balance at December 31, 2019	193,987
Additions	6,430
Depreciation	(16,928)
Impairment	(70,009)
Balance at December 31, 2020	113,480
In 2020, we recorded a total of $70.0 million in impairment of right of use assets for vessels under finance leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by the negative market developments in the start of 2020.

Our lease obligations for our finance leases were as follows:

(in thousands of $)	SFL Leases	Golden Eclipse Lease	Total
Balance at January 1, 2019	—	7,435	7,435
Repayments	—	(5,650)	(5,650)
Impact of modification of operating leases	166,923	—	166,923
Balance at January 1, 2020	166,923	1,785	168,708
Additions	17,500	—	17,500
Repayments	(42,577)	(1,791)	(44,368)
Interest expense on obligations under finance lease	9,359	6	9,365
December 31, 2020	151,205	—	151,205
Current portion	23,475	—	23,475
Non-current portion	127,730	—	127,730

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

Lessee, Operating Lease, Liability, Maturity
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	18,694
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,664
Total minimum lease payments	47,916
Less: Imputed interest	(5,879)
Present value of operating lease liabilities	42,037

Lessor, Operating Lease, Payments to be Received, Maturity
The future operating lease receipts under our non-cancelable fixed rate operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	22,020
2022	4,138
2023	3,075
2024	—
2025	—
Thereafter	—
29,233